Shareholder Report, Holdings (Details) - c000242877	Feb. 28, 2026
776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
363576109 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
353514102 | Franklin Electric Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	98.00%
02079K107Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
461202103Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
142339100Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
237194105Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
74164M108Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
G4705A100Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
303075105Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
29084Q100Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.00%